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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6-30-2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York          6-30-2011
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           71
Form 13F Information Table Value Total:       95,387
                                          (thousands)
List of Other Included Managers:                None


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
                                                                                                  VOTING
                                                                                                AUTHORITY:
                                                                                                   SOLE/
                                    TITLE OF             VALUE   SHRS. OR SH/ PUT/  INV.  OTHER   SHARED/
NAME OF ISSUER                        CLASS    CUSIP   (X$1000) PRN. AMT. PRN CALL DISCR. MNGR.    NONE
--------------                      -------- --------- -------- --------- --- ---- ------ ----- ----------
AGILENT TECHNOLOGIES INC            COM      00846U101      583     11400 SH       SOLE         SOLE
BARRICK GOLD CORP.                  COM       67901108      752     16600 SH       SOLE         SOLE
AFLAC INC.                          COM        1055102      219      4700 SH       SOLE         SOLE
ALLSTATE CORP.                      COM       20002101      241      7900 SH       SOLE         SOLE
AUTOZONE INC.                       COM       53332102      320      1100 SH       SOLE         SOLE
BAXTER INTERNATIONAL INC.           COM       71813109     1003     16800 SH       SOLE         SOLE
BAKER HUGHES INC.                   COM       57224107      457      6300 SH       SOLE         SOLE
BANK OF NY MELLON CP                COM       64058100      592     23100 SH       SOLE         SOLE
BRISTOL-MYERS SQUIBB CO.            COM      110122108      385     13300 SH       SOLE         SOLE
CHESAPEAKE ENERGY CORP.             COM      165167107      229      7700 SH       SOLE         SOLE
CONOCOPHILLIPS                      COM      20825C104      444      6000 SH       SOLE         SOLE
COSTCO WHOLESALE CORPORATION        COM      22160K105      366      4500 SH       SOLE         SOLE
DELL INC.                           COM      24702R101      952    57,100 SH       SOLE         SOLE
DISNEY (WALT) CO. (THE)             COM      254687106      461    11,800 SH       SOLE         SOLE
DEVON ENERGY CORP. (NEW)            COM      25179M103      213     2,700 SH       SOLE         SOLE
ISHARES TRUST MSCI EAFE INDEX       ETF      464287465    1,401    23,300 SH       SOLE         SOLE
EMC CORP. (MA)                      COM      268648102      468    17,000 SH       SOLE         SOLE
ISHARE MSCI BRAZIL F                ETF      464286400      601     8,200 SH       SOLE         SOLE
EXELON CORP.                        COM      30161N101    1,122    26,200 SH       SOLE         SOLE
DIREXION DAILY FIN BEAR 3X SHS(ETF) ETF      25459W144    4,010    89,600 SH       SOLE         SOLE
FIRST SOLAR INC.                    COM      336433107      833     6,300 SH       SOLE         SOLE
GENERAL DYNAMICS CORP.              COM      369550108    1,140    15,300 SH       SOLE         SOLE
GOLDCORP INC (NEW)                  COM      380956409      738    15,300 SH       SOLE         SOLE
GENERAL MILLS INC.                  COM      370334104    1,723    46,300 SH       SOLE         SOLE
GOODRICH CORP.                      COM      382388106    1,104    11,800 SH       SOLE         SOLE
HALLIBURTON COMPANY                 COM      406216101    2,066    40,500 SH       SOLE         SOLE
HOME DEPOT INC                      COM      437076102    1,526    42,400 SH       SOLE         SOLE
HEWLETT-PACKARD CO                  COM      428236103    8,017   220,300 SH       SOLE         SOLE
IEF                                 COM      464287440    4,524    47,200 SH       SOLE         SOLE
INTEL CORPORATION                   COM      458140100      645    29,100 SH       SOLE         SOLE
ISHARE DJ R EST INX                 ETF      464287739      476     7,900 SH       SOLE         SOLE
PENNEY (J.C.) CO.INC. (HOLDING CO.) COM      708160106      245     7,100 SH       SOLE         SOLE
JOY GLOBAL INC.                     COM      481165108      390     4,100 SH       SOLE         SOLE
KRAFT FOODS INC.                    COM      50075N104    3,949   112,100 SH       SOLE         SOLE
COCA-COLA CO (THE)                  COM      191216100    1,272    18,900 SH       SOLE         SOLE
KOHLS CORP.                         COM      500255104      217     4,300 SH       SOLE         SOLE
LOCKHEED MARTIN CORP.               COM      539830109      810    10,000 SH       SOLE         SOLE
LORILLARD INC                       COM      544147101      631     5,800 SH       SOLE         SOLE

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
MCDONALDS CORP                      COM      580135101    7,800    92,500 SH       SOLE         SOLE
MEDCO HEALTH SOLUTIONS INC.         COM      58405U102      684    12,100 SH       SOLE         SOLE
3M CO                               COM      88579Y101      446     4,700 SH       SOLE         SOLE
MONSANTO CO. (NEW)                  COM      61166W101    3,359    46,300 SH       SOLE         SOLE
MARATHON OIL CORP.                  COM      565849106      585    11,100 SH       SOLE         SOLE
NIKE INC                            CL B     654106103    7,792    86,600 SH       SOLE         SOLE
NETAPP INC.                         COM      64110D104    1,356    25,700 SH       SOLE         SOLE
NUCOR CORP.                         COM      670346105      330     8,200 SH       SOLE         SOLE
OIL SERVICE HOLDRS T                ETF      678002106    1,277     8,400 SH       SOLE         SOLE
OCCIDENTAL PETROLEUM CORP           COM      674599105      603     5,800 SH       SOLE         SOLE
PEPSICO INC.                        COM      713448108      916    13,100 SH       SOLE         SOLE
PROCTER & GAMBLE CO.                COM      742718109      489     7,700 SH       SOLE         SOLE
PARKER HANNIFIN CORP.               COM      701094104      691     7,700 SH       SOLE         SOLE
POTASH CORP. OF SASKATCHEWAN        COM      73755L107      245     4,300 SH       SOLE         SOLE
QUALCOMM INCORPORATED               COM      747525103      369     6,500 SH       SOLE         SOLE
TRANSOCEAN LTD                      COM      H8817H100      220     3,400 SH       SOLE         SOLE
RAYTHEON CO.                        COM      755111507      394     7,900 SH       SOLE         SOLE
ULTRASHORT FINANCIAL                COM      74347X146      646    10,500 SH       SOLE         SOLE
SCHLUMBERGER LTD                    COM      806857108    1,797    20,800 SH       SOLE         SOLE
AT&T INC                            COM      00206R102      634    20,200 SH       SOLE         SOLE
TARGET CORP                         COM      87612E106      220     4,700 SH       SOLE         SOLE
TOTAL S.A. (NEW)                    ADR       8915E109      220     3,800 SH       SOLE         SOLE
ULTRASHORT RUSELL                   ETF      74348A202    3,035    72,700 SH       SOLE         SOLE
UNITEDHEALTH GROUP INC              COM      91324P102    1,217    23,600 SH       SOLE         SOLE
UNITED PARCEL SERVICE INC           CL B     911312106    4,390    60,200 SH       SOLE         SOLE
VISA INC A                          COM      92826C839    5,384    63,900 SH       SOLE         SOLE
VERISIGN INC.                       COM      92343E102    1,559    46,600 SH       SOLE         SOLE
VERIZON COMMUNICATIONS INC          COM      92343V104      330     9,000 SH       SOLE         SOLE
WALGREEN CO.                        COM      931422109      242     5,800 SH       SOLE         SOLE
WAL-MART STORES INC.                COM      931142103    1,228    23,100 SH       SOLE         SOLE
UNITED STATES STEEL CORP            COM      912909108      493    10,700 SH       SOLE         SOLE
EXXON MOBIL CORP.                   COM      30231G102      610     7,500 SH       SOLE         SOLE
SPDR RETAIL ETF                     ETF      78464A714      699    13,100 SH       SOLE         SOLE